CONVERTIBLE SENIOR NOTES	12 Months Ended
Dec. 31, 2020
CONVERTIBLE SENIOR NOTES
CONVERTIBLE SENIOR NOTES

15.  CONVERTIBLE SENIOR NOTES

On January 14, 2020, the Company closed the offering of US$400,000 in aggregate principal amount of convertible senior notes due 2025 (the "Primary Notes Offering") and on January 17, 2020, the Company completed the issuance of an additional US$60,000 in aggregate principal amount of convertible senior notes due 2025 (the "Additional Notes Offering" and the notes offered under the Primary Notes Offering and the Additional Notes Offering collectively, the "Notes"). The Company received aggregate net proceeds of approximately US$449,654 from the Primary Notes Offering and the Additional Notes Offering.

The Notes do not have any embedded conversion option which shall be bifurcated and separately accounted for as a derivative under ASC 815, nor do they contain a cash conversion feature. The Company accounted for the Notes in accordance with ASC 470, as a single debt instrument. No beneficial conversion feature (the "BCF") was recognized as the set conversion price for the Notes is greater than the fair value of the ADSs price at date of issuance.

In May 2020, a group of bondholders filed a civil lawsuit seeking to recover an estimated sum of approximately US$155,701 of losses from the Company. The lawsuit has been automatically stayed since July 15, 2020 by operation of section 97 of the Companies Act in light of the appointment of joint provisional liquidators (see below). By summons dated May 1, 2020, the bondholders applied ex parte for a worldwide freezing order (the "WFO") against the Company. On May 8, 2020, the Grand Court of the Cayman Islands (“Cayman Court”) granted a WFO. On July 1, 2020 to July 3, 2020 the return date hearing of the WFO took place and the Cayman Court heard the Company's application to set aside the WFO. By ruling circulated in draft on July 16, 2020 and delivered on August 3, 2020, the Cayman Court determined that the WFO should be discharged. By order dated July 22, 2020, the Cayman Court discharged the WFO. On August 12, 2020 the Cayman Court ordered that the bondholders' time for appealing the order to discharge the WFO is extended until the expiry of 14 days after the discharge of the appointment of the joint provisional liquidations (see below). Whilst the bondholders had previously indicated that they intended to appeal the order dated July 22,2020, the Company believes such appeal is now unlikely as it could constitute a breach of undertakings under the RSA (see below). The lawsuit will also be discontinued in the event that the scheme of arrangement contemplated by the RSA (see below) becomes effective.

On July 10, 2020, a creditor of the Company filed a winding up petition against the Company in the Cayman Court. The petitioner was substituted on 11 November 2020 for certain bondholders and an amended petition filed on 7 January 2021 (the “Cayman Proceeding”). On July 15, 2020, the Cayman Court appointed Alexander Lawson of Alvarez & Marsal Cayman Islands Limited and Wing Sze Tiffany Wong of Alvarez & Marsal Asia Limited to act as  “light-touch” joint provisional liquidators (the “JPLs”) to develop and propose a restructuring of the Company's indebtedness in a manner designed to allow the Company to continue as a going concern. The Board's powers to conduct the ordinary, day to day business of the Company is preserved but subject to the supervision and oversight of the JPLs. The appointment of the JPLs was made pursuant to our application in response to aforesaid winding-up petition filed by a creditor of the Company. On October 12, 2020, pursuant to a letter of request issued by the Cayman Court dated September 7, 2020, the High Court of the Hong Kong Special Administrative Region made an order recognizing the appointment of the JPLs in Hong Kong. For the Cayman Bondholder Action and Hong Kong Bondholder Action, see the "Note 21-Commitments and Contingencies -Legal Proceedings " hereafter.

The appointment of the JPLs constitutes an event of default pursuant to the indenture with respect to the Notes. In accordance with the indenture, 100% of the principal of, and accrued and unpaid interest on, all Notes have automatically become immediately due and payable following the appointment of the JPLs. However, it should be noted that all actions in the United States against the Company or its assets in the United States are currently stayed, to the extent provided in section 362 of title 11 of the United States Code (the "U.S. Bankruptcy Code"), see "Note 22 Subsequent Events -Commencement of Chapter 15 Case in the United States". Under the current circumstances, the Notes are unlikely to be settled prior to December 31, 2021, hence the Notes are classified as non-current liabilities as of December 31, 2020. Under the RSA (as defined below), the settlement of the Notes can be extended beyond December 31, 2021 by the Company and the JPLs as long as the holders of a majority of the Notes do not object. The Company has been in discussions with the holders of a majority of the Notes with a view to settling the Notes as soon as practicable.

Since the appointment of the JPLs on July 15, 2020, the Company has been negotiating a restructuring of the Company's financial obligations under the supervision of the JPLs. On March 16, 2021, the Company announced that it entered into a restructuring support agreement (the "RSA") with holders of a majority of the Notes. See "Note 22 -Subsequent Events-Restructuring Support Agreement".

Pursuant to the indenture with respect to the Notes, the Company is obligated to pay additional interest at a rate equal to 0.5% per annum of the principal amount of the Notes outstanding for: (1) each day during the six-month period beginning on, and including, the date that is six months after the last date of original issuance of the Notes, as the Company failed to timely file any document or report that it is required to file with the Commission pursuant to Section 13 or 15(d) of the Exchange Act, as applicable ((i) after giving effect to all applicable grace periods thereunder and (ii) other than reports on Form 6-K); and (2) for so long as the restrictive legend on the Notes has not been removed as of the 380th day after the last date of original issuance of the Notes. The Company accrued the additional interest payable in the amount of approximately US$1,071 and charged against the interest expenses accordingly by December 31, 2020.

Due to the Event of Default, as of December 31, 2020, 100% of the principal of the Notes with amount of US$460,000, the accrued and unpaid interest with approximate amount of US$3,341, as well as the additional interest with amount of US$1,071 were due and recorded as current liabilities with total approximate amount of US$464,412, meanwhile the accrued interest, additional interest as well as the unamortized issuance cost of the Notes with total amount of US$10,950 were charged against the interest expenses in the consolidation statements of comprehensive loss for the year ended December 31, 2020.